Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses
Research and development expenses	$ 427,109	$ 726,904	$ 928,855	$ 1,211,655	$ 2,320,573	$ 3,085,317
General and administrative expenses	374,878	410,072	859,255	807,837	1,614,909	1,439,623
Total operating expenses	801,987	1,136,976	1,788,110	2,019,492
Operating Loss	(801,987)	(1,136,976)	(1,788,110)	(2,019,492)	(3,935,482)	(4,524,940)
Other Income (Expense)
Interest expense	(19,280)	(6,102)	(36,450)	(10,702)	(36,658)	(161,205)
Interest income	18	3,398	846	9,383	11,548	18,297
Total other income (expense)	(19,262)	(2,704)	(35,604)	(1,319)
Net Operating Loss Before Income Tax Benefit	(821,249)	(1,139,680)	(1,823,714)	(2,020,811)	(3,960,592)	(4,667,848)
Income Tax Benefit	87,835	170,602	215,964	300,901	602,716	902,801
Net Loss	$ (733,414)	$ (969,078)	$ (1,607,750)	$ (1,719,910)	$ (3,357,876)	$ (3,765,047)
Net Loss per Common Stock - Basic and Diluted	$ (0.13)	$ (0.18)	$ (0.29)	$ (0.31)	$ (0.70)	$ (0.71)
Weighted Average Common Stock Used to Compute Net Loss Applicable to Common Stock - Basic and Diluted	5,515,447	5,525,009	5,515,447	5,525,009	5,525,635	5,332,141